CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Real estate sales taxes	$ 5,073,074	$ 6,721,058